UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

1-877-721-1926

Date of fiscal year end: February 28

Date of reporting period: November 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

FORM N-Q

November 30, 2010

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited)	November 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 98.6%
Alabama - 0.4%
Birmingham, AL, Special Care Facilities Financing Authority, Health Care Facility Revenue, Children’s Hospital, AGC	6.000%	6/1/39	$4,000,000	$4,305,600
Birmingham, AL, Waterworks Board, Water Revenue:
AGC	5.125%	1/1/34	5,000,000	5,067,450
AGC	5.250%	1/1/39	10,000,000	10,224,100
Huntsville, AL, Solid Waste Disposal Authority & Resources Recovery Revenue, Refunding, NATL	5.500%	10/1/13	4,940,000	4,951,362	(a)

Total Alabama				24,548,512

Alaska - 0.5%
Alaska Housing Finance Corp., Home Mortgage Revenue	5.500%	12/1/38	20,095,000	20,646,005
Alaska Housing Finance Corp., Home Mortgage Revenue	5.350%	12/1/39	4,810,000	4,858,870
Alaska Industrial Development & Export Authority Revenue, Williams Lynxs Alaska Cargoport	8.125%	5/1/31	2,500,000	2,548,250	(a)

Total Alaska				28,053,125

Arizona - 2.6%
Arizona Agricultural Improvement & Power District, Electric System Revenue, Salt River Project	5.000%	1/1/31	2,500,000	2,528,900
Greater Arizona Development Authority, Infrastructure Revenue:
Pinal County Road Project, NATL	5.000%	8/1/18	3,520,000	3,853,168
Pinal County Road Project, NATL	5.000%	8/1/20	2,895,000	3,088,531
Maricopa County, AZ, IDA, Hospital Facilities Revenue, Samaritan Health Services, NATL	7.000%	12/1/16	500,000	606,635	(b)
Maricopa County, AZ, IDA, MFH Revenue, Refunding Bonds, FHA, GNMA-Collateralized	6.000%	10/20/31	600,000	631,140
Maricopa County, AZ, Pollution Control Corp., PCR, Southern California Edison Co.	5.000%	6/1/35	10,000,000	9,711,200
Phoenix, AZ, Civic Improvement Corp. Airport Revenue	5.000%	7/1/40	40,000,000	39,151,600
Phoenix, AZ, Civic Improvement Corp. Wastewater System Revenue, NATL, FGIC	5.000%	7/1/24	1,000,000	1,011,520
Prescott Valley, AZ, Improvement District, Special Assessment, Sewer Collection System and Roadway Repair	7.900%	1/1/12	40,000	40,932
Salt Verde, AZ, Financial Corp. Gas Revenue	5.500%	12/1/29	13,275,000	13,415,715
Salt Verde, AZ, Financial Corp. Gas Revenue	5.000%	12/1/32	18,410,000	16,477,318
Salt Verde, AZ, Financial Corp. Gas Revenue	5.000%	12/1/37	50,000,000	43,999,500
Salt Verde, AZ, Financial Corp. Senior Gas Revenue	5.250%	12/1/28	12,000,000	11,917,200
Tucson, AZ, IDA, Lease Revenue, University of Arizona, Marshall Foundation, AMBAC	5.000%	7/15/22	1,000,000	1,011,240
University of Arizona, COP, AMBAC	5.000%	6/1/28	5,435,000	5,515,057

Total Arizona				152,959,656

California - 19.9%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Sharp Healthcare	6.250%	8/1/39	10,000,000	10,810,800
Anaheim, CA, Public Financing Authority Revenue, Electric Systems Distribution	5.250%	10/1/39	6,000,000	6,072,180
Bay Area Toll Authority, CA, Toll Bridge Revenue:
San Francisco Bay Area	5.000%	4/1/34	15,000,000	15,039,450
San Francisco Bay Area	5.125%	4/1/39	82,155,000	83,288,739
Brea, CA, RDA, Refunding, Tax Allocation,
Redevelopment Project AB, AMBAC	5.000%	8/1/23	4,180,000	4,110,487
California EFA Revenue	5.625%	7/1/23	500,000	419,805

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - continued
California Health Facilities Financing Authority Revenue:
Cedars-Sinai Medical Center	5.000%	8/15/34	$6,595,000	$6,286,486
Cedars-Sinai Medical Center	5.000%	8/15/39	59,145,000	55,708,675
Stanford Hospital & Clinics	5.000%	11/15/36	34,000,000	33,130,960
Stanford Hospital & Clinics	5.150%	11/15/40	25,650,000	25,340,404
California Housing Finance Agency Revenue:
Home Mortgage	4.700%	8/1/24	7,000,000	6,271,440	(a)
Home Mortgage	5.000%	2/1/28	10,000,000	9,006,200	(a)
Home Mortgage	4.700%	8/1/36	8,500,000	6,891,630	(a)
Home Mortgage	5.500%	8/1/38	10,000,000	9,831,700
Home Mortgage	5.600%	8/1/38	12,500,000	11,926,750	(a)
Home Mortgage	5.500%	8/1/42	2,955,000	2,923,973	(a)
California Infrastructure & Economic Development Bank Revenue, Los Angeles County Department of Public Social Services, AMBAC	5.750%	9/1/23	2,100,000	2,152,269
California Pollution Control Financing Authority Revenue, San Jose Water Co. Project	5.100%	6/1/40	10,000,000	9,820,400
California State Department of Veteran Affairs, Home Purchase Revenue, AMBAC	5.300%	12/1/21	4,875,000	4,964,895
California State Department of Water Resources, Water Revenue:
AGM	5.125%	12/1/24	3,040,000	3,181,786
AGM	5.125%	12/1/24	605,000	633,217	(c)
California State University Revenue, Systemwide	5.500%	11/1/39	10,000,000	10,395,100
California Statewide CDA Health Facility Revenue, Community Hospital of Monterey Peninsula, AGM	5.250%	6/1/23	1,810,000	1,893,405
California Statewide CDA Revenue:
Catholic Healthcare West	5.500%	7/1/31	8,550,000	8,653,027
Enloe Medical Center, CMI	5.750%	8/15/38	10,000,000	9,916,900
FHA, Methodist Hospital Project	6.750%	2/1/38	9,600,000	10,739,808
John Muir Health	5.000%	8/15/36	4,305,000	3,928,485
John Muir Health	5.125%	7/1/39	7,280,000	6,819,030
St. Joseph Hospital, FGIC	5.750%	7/1/47	20,000,000	20,096,400
Cucamonga County, CA, Water District, COP, NATL, FGIC	5.125%	9/1/31	3,655,000	3,682,266
El Dorado, CA, Irrigation District, COP, AGC	5.750%	8/1/39	10,000,000	10,375,900
Imperial Irrigation District Electric Revenue	5.000%	11/1/33	7,500,000	7,597,425
Imperial Irrigation District Electric Revenue	5.125%	11/1/38	27,800,000	28,277,882
Inglewood, CA, Public Financing Authority Revenue, Refunding, AMBAC	5.250%	8/1/21	3,000,000	2,980,440
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase	5.500%	11/15/37	6,730,000	6,572,720
Los Angeles, CA, Convention & Exhibition Center Authority, Lease Revenue	5.125%	8/15/22	11,615,000	12,338,382
Los Angeles, CA, Department of Airports Revenue	5.250%	5/15/39	9,000,000	9,109,980
Los Angeles, CA, Department of Airports Revenue,
Los Angeles International Airport	5.000%	5/15/40	177,500,000	174,751,475
Los Angeles, CA, Water & Power Revenue, Power Systems, AGM	5.000%	7/1/26	7,850,000	8,161,174
M-S-R Energy Authority, CA, Gas Revenue	6.125%	11/1/29	22,760,000	24,086,680
M-S-R Energy Authority, CA, Gas Revenue	7.000%	11/1/34	17,500,000	20,347,425
M-S-R Energy Authority, CA, Gas Revenue	6.500%	11/1/39	108,560,000	118,336,914
Modesto, CA, Irrigation District Financing Authority, Electric System Revenue	5.000%	10/1/32	13,290,000	12,793,486
Modesto, CA, Irrigation District, COP:
Capital Improvements	6.000%	10/1/39	15,000,000	16,041,900
Capital Improvements, AGM	5.000%	7/1/20	1,535,000	1,570,735
Capital Improvements, AGM	5.000%	7/1/21	2,210,000	2,259,327
Palomar, CA, Pomerado Health Care District, COP	6.625%	11/1/29	10,000,000	10,397,900

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - continued
Pomona, CA, Public Financing Authority Revenue, Merged Redevelopment Project, NATL	5.000%	2/1/27	$3,000,000	$2,785,890
Rancho Cucamonga, CA, RDA, Tax Allocation,
Rancho Redevelopment Projects, NATL	5.125%	9/1/30	5,000,000	4,650,250
Roseville, CA, Natural Gas Finance Authority Revenue	5.000%	2/15/27	4,000,000	3,759,320
Sacramento County, CA, Airport System Revenue	5.000%	7/1/40	7,000,000	6,707,960
Sacramento County, CA, Airport System Revenue:
PFC, Grant	6.000%	7/1/35	24,360,000	25,675,684
PFC, Grant	6.000%	7/1/39	29,130,000	30,721,954
Sacramento, CA, Area Flood Control Agency:
Consolidated Capital Assessment District, BHAC	5.500%	10/1/28	4,500,000	4,830,660
Consolidated Capital Assessment District, BHAC	5.625%	10/1/37	15,000,000	15,898,950
Sacramento, CA, MUD Electric Revenue, NATL	5.000%	8/15/33	5,000,000	5,037,250
San Bernardino County, CA, COP:
Arrowhead Project	5.125%	8/1/24	30,000,000	30,091,500
Arrowhead Project	5.250%	8/1/26	5,000,000	4,957,500
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.000%	5/15/27	7,695,000	8,112,146
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.000%	5/15/28	2,735,000	2,863,463
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.250%	5/15/34	11,475,000	11,983,916
San Francisco, CA, City & County Airports Commission, International Airport Revenue	4.900%	5/1/29	41,500,000	41,199,955
San Francisco, CA, City & County Airports Commission, International Airport Revenue	5.250%	5/1/32	34,000,000	34,483,140
San Francisco, CA, City & County Airports Commission, International Airport Revenue	5.000%	5/1/35	5,000,000	4,909,850
San Francisco, CA, City & County Airports Commission, International Airport Revenue	5.000%	5/1/40	18,560,000	18,057,581
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Refunding, NATL, FGIC	5.125%	5/1/26	16,675,000	16,771,381
San Francisco, CA, City & County, COP:
Multiple Capital Improvement Projects	5.000%	4/1/25	2,475,000	2,589,766
Multiple Capital Improvement Projects	5.250%	4/1/26	1,435,000	1,516,121
Multiple Capital Improvement Projects	5.250%	4/1/31	2,500,000	2,555,625
Turlock, CA, Irrigation District Revenue	5.000%	1/1/40	10,000,000	9,657,800
University of California Revenues:
AMBAC	5.000%	5/15/23	4,000,000	4,230,280
AMBAC	5.000%	5/15/24	3,750,000	3,954,938
AMBAC	5.000%	5/15/26	4,000,000	4,189,480
Walnut, CA, Energy Center Authority Revenue	5.000%	1/1/40	20,000,000	19,229,000

Total California				1,171,357,772

Colorado - 3.3%
Aurora, CO, Hospital Revenue, Childrens Hospital Association	5.000%	12/1/40	5,000,000	4,878,600
Colorado Educational & Cultural Facilities Authority Revenue, Charter School, Bromley East Project	7.250%	9/15/30	1,000,000	1,052,610	(c)
Colorado Health Facilities Authority Revenue:
Catholic Health Initiatives	6.250%	10/1/33	9,250,000	10,021,727
Parkview Medical Center Inc. Project	6.500%	9/1/20	1,000,000	1,042,900	(c)
Parkview Medical Center Inc. Project	5.000%	9/1/37	5,000,000	4,515,800
Poudre Valley Health Care	5.000%	3/1/25	500,000	500,910
Sisters Leavenworth	5.000%	1/1/32	8,010,000	8,073,680
Sisters Leavenworth	5.000%	1/1/35	3,255,000	3,210,016

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Colorado - continued
Sisters Leavenworth	5.000%	1/1/40	$87,000,000	$84,022,860
Colorado Springs, CO, Hospital Revenue	6.250%	12/15/33	11,000,000	11,383,020
Colorado Water Resource & Power Development Authority, NATL, FGIC	5.375%	11/1/20	2,180,000	2,255,668
Golden, CO, Sales & Use Tax Revenue, Improvement, AMBAC	5.100%	12/1/20	2,000,000	2,092,380	(c)
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	48,000,000	52,619,040
Pueblo County, CO, School District No. 60, GO, NATL, FGIC	5.250%	12/15/20	500,000	546,385	(c)
Regional Transportation District, CO, COP	5.375%	6/1/31	5,000,000	5,005,500	(d)
University of Colorado Hospital Authority Revenue	5.600%	11/15/21	1,000,000	1,049,160	(c)

Total Colorado				192,270,256

Connecticut - 0.9%
Connecticut State Development Authority, Airport Facilities Revenue, Signature Flight Co. Project, Guaranty Agreement	6.625%	12/1/14	1,255,000	1,187,996	(a)
Connecticut State HEFA Revenue:
Fairfield University	5.000%	7/1/35	11,900,000	11,917,493
Fairfield University	5.000%	7/1/40	21,600,000	21,466,944
Connecticut State HFA:
Housing Mortgage Finance Program	4.850%	11/15/23	7,150,000	7,217,568
Housing Mortgage Finance Program	5.875%	11/15/33	3,805,000	3,941,333
Housing Mortgage Finance Program	6.000%	11/15/38	1,520,000	1,535,230
Mashantucket Western Pequot Tribe Connecticut Special Revenue	5.700%	9/1/12	2,000,000	1,116,860	(e)(f)
Mashantucket Western Pequot Tribe Connecticut Special Revenue	5.750%	9/1/18	6,500,000	3,357,640	(e)(f)

Total Connecticut				51,741,064

Delaware - 0.9%
Delaware State EDA Revenue, Indian River Power LLC	5.375%	10/1/45	38,145,000	35,247,887
Delaware State Housing Authority Revenue, Single-Family Mortgage	5.450%	7/1/39	19,035,000	19,508,591

Total Delaware				54,756,478

District of Columbia - 0.2%
Metropolitan Washington, DC, Airports Authority, Dulles Toll Road Revenue	5.000%	10/1/39	8,000,000	7,999,440
Metropolitan Washington, DC, Airports Authority, Dulles Toll Road Revenue	5.250%	10/1/44	5,000,000	5,073,700

Total District of Columbia				13,073,140

Florida - 9.2%
Bonita Springs, FL, Vasari Capital Improvement	6.950%	5/1/32	2,425,000	2,452,378	(c)
Bonnet Creek Resort Community Development District	7.375%	5/1/34	4,265,000	3,942,310	(f)
Bradford County, FL, Health Facilities, Refunding, Santa Fe Healthcare Project	6.050%	11/15/16	760,000	854,802	(b)
Brevard County, FL, Health Facilities Authority, Health Care Facilities Revenue, Health First Inc. Project	7.000%	4/1/39	10,000,000	10,955,400
Broward County, FL, Port Facilities Revenue	5.500%	9/1/29	4,500,000	4,634,910
Capital Region Community Development District, Capital Improvement	6.850%	5/1/31	865,000	868,486
Capital Region Community Development District, Capital Improvement	6.700%	5/1/32	905,000	915,127
Capital Trust Agency Revenue, Seminole Tribe Convention	8.950%	10/1/33	4,000,000	4,652,200	(c)(e)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - continued
Century Parc Community Development District, Special Assessment	7.000%	11/1/31	$3,515,000	$3,503,225
Citizens Property Insurance Corp., FL	5.250%	6/1/17	20,000,000	20,939,800
Citizens Property Insurance Corp., FL, Senior Secured High Act	6.000%	6/1/17	3,100,000	3,405,071
Clearwater MFH Revenue, Refunding, Rent Housing Drew Gardens Project, FHA	6.500%	10/1/25	285,000	285,020
Clearwater, FL, Water & Sewer Revenue	5.125%	12/1/32	1,555,000	1,619,222
Clearwater, FL, Water & Sewer Revenue	5.250%	12/1/39	5,500,000	5,699,375
Collier County, FL, Health Facilities Authority, Moorings Inc. Project	11.000%	12/1/10	280,000	280,000	(b)
Collier County, FL, Water-Sewer, Refunding, Water Revenue, AMBAC	8.875%	5/1/12	45,000	48,151	(b)
Dade County, FL, IDR, Miami Cerebral Palsy Services Project	8.000%	6/1/22	1,825,000	1,703,565
Escambia County, FL, Health Facilities Revenue, Florida Health Care Facility Loan, VHA Program, AMBAC	5.950%	7/1/20	165,000	167,760
Escambia County, FL, Utilities Systems Revenue:
NATL	9.750%	6/1/12	125,000	135,808	(b)
NATL, FGIC	6.250%	1/1/15	3,000,000	3,292,290
Florida Housing Finance Corp. Revenue:
Homeowner Mortgage GNMA, FNMA, FHLMC	5.450%	7/1/33	9,085,000	9,278,056
Homeowner Mortgage GNMA, FNMA, FHLMC	6.375%	7/1/38	8,180,000	8,592,436
Homeowner Mortgage GNMA, FNMA, FHLMC	5.500%	7/1/39	12,250,000	12,508,352
Florida Municipal Loan Council Revenue:
NATL	5.250%	11/1/18	1,625,000	1,710,524
NATL	5.250%	11/1/20	1,805,000	1,879,059
Florida State Board of Education	5.250%	6/1/19	3,220,000	3,353,018
Florida State Broward County Expressway Authority	10.000%	7/1/14	840,000	988,739	(b)
Florida State Department of Management Services, Facilities Management, Refunding, Florida Facilities Pool, AMBAC	5.000%	9/1/21	1,000,000	1,068,950
Florida State Municipal Power Agency Revenue, AGM	5.000%	10/1/31	10,000,000	10,180,800
Gainesville, FL, Utilities Systems Revenue	8.125%	10/1/14	1,070,000	1,245,598	(b)
Highlands County, FL, Health Facilities Authority Revenue:
Adventist Health Systems	6.000%	11/15/25	1,750,000	1,919,978	(c)
Adventist Health Systems	5.875%	11/15/29	2,750,000	3,123,230	(c)
Adventist/Sunbelt Inc.	6.000%	11/15/31	3,000,000	3,184,230	(c)
Hillsborough County, FL:
IDA Revenue, National Gypsum Convention	7.125%	4/1/30	6,000,000	5,525,460	(a)
Utility Revenue, Refunding Bonds, NATL	9.875%	12/1/11	360,000	376,096	(b)
Jacksonville, FL, Sales Tax Revenue, Better
Jacksonville, NATL	5.250%	10/1/21	2,000,000	2,080,220
JEA District, FL, Electric System Revenue	5.125%	10/1/37	7,500,000	7,533,675
Key West, FL, Utilities, Board of Electric Revenue, Refunding, AMBAC	9.750%	10/1/13	110,000	126,878	(b)
Lee County, FL, HFA, Brittany Phase II Project, FNMA-Collateralized	6.100%	12/1/20	1,325,000	1,333,507	(a)(g)
Lee County, FL, Justice Center, Improvement Revenue Bonds, NATL	11.125%	1/1/11	460,000	463,744	(b)
Marco Island, FL, Utility System Revenue	5.000%	10/1/34	1,000,000	970,130
Marco Island, FL, Utility System Revenue	5.000%	10/1/40	1,500,000	1,434,990
Martin County, FL, IDA Revenue:
Indiantown Cogeneration Project	7.875%	12/15/25	15,000,000	15,067,050	(a)
Indiantown Cogeneration Project	8.050%	12/15/25	6,010,000	6,037,706	(a)
Mediterra North Community Development District	6.800%	5/1/31	2,210,000	2,211,282

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - continued
Miami-Dade County, FL, Aviation Revenue	5.500%	10/1/36	$8,450,000	$8,561,286
Miami-Dade County, FL, Aviation Revenue	5.500%	10/1/41	26,100,000	26,333,856
Miami-Dade County, FL, Aviation Revenue:
Miami International Airport	5.000%	10/1/29	20,000,000	19,710,800
Miami International Airport	5.375%	10/1/41	13,000,000	13,003,900
Miami International Airport, AGM	5.000%	10/1/41	20,085,000	19,409,943
Miami International Airport, NATL, FGIC	5.550%	10/1/13	250,000	253,220	(a)
Miami-Dade County, FL, EFA Revenue, University of Miami	5.500%	4/1/38	10,000,000	10,063,300
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/40	40,000,000	38,504,800
Miami-Dade County, FL, School Board, COP:
AGC	5.000%	2/1/27	7,000,000	7,319,130
AGC	5.250%	2/1/27	5,500,000	5,863,880
Miami-Dade County, FL, Stormwater, NATL	5.000%	4/1/28	2,250,000	2,266,380
Orange County, FL, Health Facilities Authority Revenue:
Orlando Health Inc.	5.375%	10/1/23	6,500,000	6,648,460
Orlando Health Inc.	5.125%	10/1/26	6,000,000	5,856,600
Orlando Regional Healthcare System, AGM	5.000%	12/1/32	13,000,000	12,761,840
Orange County, FL, School Board, COP, AGC	5.500%	8/1/34	37,000,000	38,363,820
Orange County, FL, Tourist Development Tax Revenue	5.000%	10/1/24	32,780,000	34,382,614
Orange County, FL, Tourist Development Tax Revenue, Refunding, AMBAC	5.000%	10/1/21	2,000,000	2,081,560
Orlando & Orange County, FL, Expressway Authority Revenue, AMBAC	5.000%	7/1/35	4,500,000	4,443,390
Orlando, FL, State Sales Tax Payments Revenue	5.000%	2/1/38	5,000,000	5,038,550
Orlando, FL, Tourist Development Tax Revenue, AGC	5.500%	11/1/38	58,270,000	51,759,493
Orlando, FL, Urban Community Development, Capital Improvement	6.950%	5/1/33	865,000	896,252	(c)
Orlando, FL, Utilities Commission, Water & Electric Revenue, Refunding	5.000%	10/1/23	2,740,000	2,837,270
Palm Beach County, FL, Health Facilities Authority Revenue, John F. Kennedy Memorial Hospital Inc. Project	9.500%	8/1/13	1,195,000	1,359,492	(b)
Palm Coast, FL, Utilities Systems Revenue, NATL	5.000%	10/1/27	2,100,000	2,134,713
Panther Trace, FL, Community Development, Special Assessment	7.250%	5/1/33	2,290,000	2,464,452	(c)
Pasco County, FL, HFA, Housing Pasco Woods Apartments Project	5.700%	8/1/19	440,000	440,462	(a)
Polk County, FL, Utilities Systems Revenue, NATL, FGIC	5.000%	10/1/24	2,025,000	2,069,813
Port St. Lucie, FL, South Lennard Special Assessment	7.125%	9/1/21	1,150,000	1,154,945
Renaissance Community Development District, Florida Capital Improvement Revenue	7.000%	5/1/33	835,000	796,891
Reunion East Community Development District, Special Assessment	7.375%	5/1/33	5,955,000	3,995,805	(f)
Rivercrest Community Development District	7.000%	5/1/32	1,370,000	1,420,074	(c)
Santa Rosa, FL, Bay Bridge Authority Revenue	6.250%	7/1/28	1,085,000	540,666	(f)
Sarasota County, FL, Public Hospital Board Revenue:
Refunding, Sarasota Memorial Hospital, NATL	5.250%	7/1/24	5,000,000	5,222,650
Refunding, Sarasota Memorial Hospital, NATL	5.500%	7/1/28	3,485,000	3,648,237
Sarasota County, FL, Public Hospital District
Revenue, Sarasota Memorial Hospital Project	5.625%	7/1/39	8,500,000	8,693,885
Seminole Tribe Florida Special Obligation Revenue	5.250%	10/1/27	4,400,000	3,949,748	(e)
Sunrise, FL, Utilities Systems Revenue:
AMBAC	5.200%	10/1/22	1,295,000	1,526,222	(b)
AMBAC	5.200%	10/1/22	1,705,000	1,865,219

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - continued
Tampa, FL, Sales Tax Revenue, AMBAC	5.375%	10/1/21	$1,000,000	$1,051,380	(c)
Tampa, FL, Sports Authority Revenue:
GTD Parking Tampa Bay Arena Project, NATL	6.050%	10/1/20	500,000	540,105
GTD Parking Tampa Bay Arena Project, NATL	6.100%	10/1/26	1,000,000	1,052,940
Tampa, FL, Water & Sewer Revenue	6.900%	10/1/16	1,790,000	2,116,353	(b)
University of Central Florida, Athletics Association Inc., NATL, FGIC	5.250%	10/1/34	1,000,000	950,400
Village Center Community Development District:
Florida Recreational Revenue, NATL	5.200%	11/1/25	1,100,000	985,017
Utility Revenue, NATL	5.250%	10/1/23	1,000,000	1,001,300
Waterchase Community Development District	6.700%	5/1/32	1,010,000	1,044,077	(c)
West Orange Healthcare District, FL	5.650%	2/1/22	2,000,000	2,022,900
West Orange Healthcare District, FL	5.800%	2/1/31	2,000,000	2,004,920
West Palm Beach, FL, IDR, AMBAC	11.375%	6/1/11	45,000	47,376	(b)

Total Florida				543,008,994

Georgia - 4.5%
Acworth Housing Authority Revenue, Wingate Falls Apartments Project, LIQ-FHLMC	6.125%	3/1/17	330,000	330,393	(a)
Association County Commissioners of Georgia Leasing Program COP, Unrefunded Balance, Public Purpose Project, AMBAC	5.625%	7/1/20	335,000	339,234
Atlanta Development Authority Student Housing Revenue, ADA, CAU Partners Inc., ACA	6.250%	7/1/24	1,000,000	804,870	(f)
Atlanta, GA, Water & Wastewater Revenue	6.250%	11/1/34	50,000,000	54,673,000
Atlanta, GA, Water & Wastewater Revenue	6.250%	11/1/39	53,800,000	58,545,160
Atlanta, GA, Water & Wastewater Revenue:
NATL	5.500%	11/1/27	1,000,000	1,059,940
NATL, FGIC	5.500%	11/1/19	1,000,000	1,125,040
Bulloch County, GA, Development Authority, Student Housing Lease Revenue, Georgia
Southern University Project, AMBAC	5.000%	8/1/22	1,000,000	1,022,980
Burke County, GA, Development Authority, PCR:
Oglethorpe Power Corp.	7.000%	1/1/23	5,000,000	5,789,650
Oglethorpe Power Corp. Vogtle Project	5.500%	1/1/33	18,000,000	18,551,880
Oglethorpe Power Corp. Vogtle Project BHAC	5.700%	1/1/43	16,785,000	17,671,416
Cobb-Marietta Counties, GA, Coliseum & Exhibit
Hall Authority Revenue, NATL	5.625%	10/1/26	1,000,000	1,062,130
DeKalb Private Hospital Authority Revenue, GA,
Anticipation CTFS, Children's Health Care of
Atlanta Inc.	5.000%	11/15/29	14,800,000	15,110,060
DeKalb, Newton & Gwinnett Counties, GA, Joint
Development Authority Revenue, GGC Foundation
LLC Project	6.125%	7/1/40	20,000,000	21,903,400
Fulton County, GA, Water & Sewer Revenue, FGIC	6.375%	1/1/14	190,000	205,614	(b)
Georgia Municipal Electric Authority:
Power Revenue, AMBAC	7.250%	1/1/24	500,000	639,955
Power System Revenue	6.500%	1/1/12	655,000	684,056
Georgia Private Colleges & Universities Authority
Revenue:
Mercer University Project	5.250%	10/1/20	2,000,000	2,008,540
Mercer University Project	5.750%	10/1/31	9,785,000	10,398,519	(c)
Georgia State Higher Education Facilities Authority
Revenue, USG Real Estate Foundation II LLC
Project	5.500%	6/15/39	15,000,000	15,452,550
Lawrenceville Housing Authority, MFH Revenue,
Knollwood Park Apartments Project, FNMA-
Collateralized	6.250%	6/1/15	940,000	942,641	(a)(g)
Main Street Natural Gas Inc., GA:
Gas Project Revenue	5.000%	3/15/18	6,485,000	6,688,110

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - continued
Gas Project Revenue	5.000%	3/15/22	$5,000,000	$4,936,050
Gas Project Revenue	5.500%	9/15/26	10,000,000	10,009,600
Metropolitan Atlanta, GA, Rapid Transit Authority,
Sales Tax Revenue, Refunding, AMBAC	6.250%	7/1/20	250,000	296,128
Milledgeville, GA, Water & Sewer Revenue, AGM	6.000%	12/1/21	500,000	620,560
Monroe County, GA, Development Authority, PCR,
Oglethorpe Power Corp. Scherer Project	6.800%	1/1/12	500,000	527,110
Private Colleges & Universities Authority Revenue:
Mercer Housing Corp. Project	6.000%	6/1/31	2,000,000	1,857,760
Mercer University Project	5.750%	10/1/21	500,000	531,350	(c)
Richmond County, GA, Development Authority,
Environmental Improvement Revenue, International
Paper Company Project	6.250%	2/1/25	2,000,000	2,021,320	(a)
Savannah, GA, EDA, PCR, Union Camp Corp.
Project	6.150%	3/1/17	500,000	551,875
Thomasville, GA, Hospital Authority Revenue:
Anticipation CTFS, John D. Archbold Memorial Hospital	5.125%	11/1/30	3,500,000	3,383,275
Anticipation CTFS, John D. Archbold Memorial Hospital	5.250%	11/1/35	1,000,000	959,720
Anticipation CTFS, John D. Archbold Memorial Hospital	5.375%	11/1/40	2,250,000	2,120,895
Ware County Hospital Authority, Revenue
Anticipation Certificates, NATL	5.500%	3/1/21	1,175,000	1,184,506

Total Georgia				264,009,287

Hawaii - 1.2%
Hawaii State Airports System Revenue	5.000%	7/1/39	44,800,000	43,667,456
Hawaii State Airports Systems Revenue	5.000%	7/1/34	28,375,000	27,948,808
Hawaii State Department of Budget & Finance,
Hawaiian Electric Co. Inc., NATL	5.650%	10/1/27	960,000	966,883	(a)

Total Hawaii				72,583,147

Idaho - 0.1%
Idaho Health Facilities Authority Revenue, St.
Luke’s Regional Medical Center, AGM	5.000%	7/1/35	4,000,000	4,008,880

Illinois - 5.8%
Chicago, IL, Metropolitan Water Reclamation
District, Greater Chicago, GO, Capital Improvement
Bonds	7.000%	1/1/11	180,000	180,934	(b)
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/40	6,000,000	5,820,840
Chicago, IL, O’Hare International Airport Revenue,
Refunding Bonds, Lien A-2, AGM	5.750%	1/1/19	1,250,000	1,334,363	(a)
Illinois Finance Authority Revenue:
Advocate Health Care & Hospitals Corp. Network	6.500%	11/1/38	18,500,000	20,243,255
Alexian, AGM	5.500%	1/1/28	30,500,000	31,828,580
Edward Hospital, AMBAC	5.500%	2/1/40	4,000,000	3,842,680
Illinois Rush University Medical Center	6.625%	11/1/39	28,025,000	29,621,304
Little Co. of Mary Hospital and Health Care Centers	5.375%	8/15/40	11,095,000	10,253,111
Memorial Health System	5.500%	4/1/39	12,000,000	11,696,520
Park Place of Elmhurst	8.000%	5/15/30	4,385,000	4,404,820
Illinois Finance Authority, Water Facility Revenue,
American Water Capital Corp. Project	5.250%	10/1/39	3,150,000	3,049,799
Illinois State COP, Department of Central
Management Services, NATL	5.650%	7/1/17	2,750,000	2,757,260
Metropolitan Pier & Exposition Authority, Dedicated
State Tax Revenue, McCormick Place Expansion,
NATL	5.500%	6/15/23	1,000,000	1,043,810

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - continued
Metropolitan Pier & Exposition Authority, IL, Dedicated
State Tax Revenue:
McCormick	5.000%	6/15/50	$101,130,000	$96,127,099
McCormick	5.250%	6/15/50	92,225,000	90,267,986
McCormick Place, AGM	5.000%	6/15/50	30,000,000	28,515,900
Regional Transportation Authority, NATL, FGIC	7.750%	6/1/20	1,045,000	1,346,921

Total Illinois				342,335,182

Indiana - 0.9%
Indiana Health Facilities Financing Authority,
Hospital Revenue	6.375%	8/1/31	2,275,000	2,384,041	(c)
Indiana Health Facilities Financing Authority,
Hospital Revenue	6.375%	8/1/31	725,000	734,302
Indiana Municipal Power Agency Power Supply
Systems Revenue	5.625%	1/1/28	4,000,000	4,265,520
Indiana Municipal Power Agency Power Supply
Systems Revenue	5.750%	1/1/29	2,000,000	2,136,940
Indiana Municipal Power Agency Power Supply
Systems Revenue	5.750%	1/1/34	10,000,000	10,387,200
Indianapolis, IN, Gas Utility Revenue, AGC	5.250%	8/15/26	9,290,000	9,707,771
Indianapolis, IN, Local Public Improvement Bond
Bank	6.750%	2/1/14	3,110,000	3,345,676	(b)
North Manchester, IN, Industrial Revenue, Peabody
Retirement Community Project	7.125%	7/1/22	2,000,000	700,000	(f)
Richmond, IN, Hospital Authority Revenue, Reid
Hospital & Health Care Services Inc. Project	6.625%	1/1/39	20,000,000	21,289,600

Total Indiana				54,951,050

Iowa - 0.3%
Iowa Finance Authority Revenue, Catholic Health
Initiatives	6.000%	12/1/18	3,000,000	3,040,290
Iowa Finance Authority, Health Facilities Revenue:
AGC	5.250%	8/15/29	5,500,000	5,650,315
Iowa Health System, AGC	5.250%	2/15/29	8,000,000	8,208,320

Total Iowa				16,898,925

Kansas - 0.1%
Kansas State Development Finance Authority,
Health Facilities Revenue, Hays Medical Center
Inc.	5.000%	5/15/35	4,000,000	3,696,600
Overland Park, KS, Development Corp. Revenue,
First Tier	7.375%	1/1/32	1,000,000	1,015,480	(c)

Total Kansas				4,712,080

Kentucky - 0.5%
Kentucky Economic Development Finance Authority
Hospital Facilities Revenue:
Baptist Healthcare Systems	5.375%	8/15/24	4,000,000	4,282,080
Baptist Healthcare Systems	5.625%	8/15/27	2,000,000	2,127,780
Kentucky Economic Development Finance Authority
Revenue:
Louisville Arena Project, AGC	6.000%	12/1/33	9,000,000	9,464,940
Louisville Arena Project, AGC	6.000%	12/1/38	5,000,000	5,226,700
Kentucky Housing Corp., Housing Revenue	5.375%	7/1/33	2,000,000	2,028,680
Kentucky Infrastructure Authority	5.000%	6/1/19	1,200,000	1,217,796
Kentucky Infrastructure Authority	5.000%	6/1/20	1,250,000	1,268,113
Louisville & Jefferson County, KY, Metro
Government Health System Revenue, Norton
Healthcare Inc.	5.250%	10/1/36	2,750,000	2,545,977

Total Kentucky				28,162,066

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Louisiana - 0.4%
East Baton Rouge, LA, Sewer Commission
Revenue	5.250%	2/1/34	$2,500,000	$2,612,825
Louisiana Local Government Environmental
Facilities & CDA Revenue, Refunding Bonds,
Sharlo Apartments, GNMA-Collateralized	6.500%	6/20/37	1,000,000	1,055,250
Louisiana PFA, Hospital Revenue, Lafayette
General Medical Center	5.500%	11/1/40	18,000,000	17,409,780
Louisiana State Citizens Property Insurance Corp.,
Assessment Revenue, AGC	6.125%	6/1/25	5,000,000	5,682,150

Total Louisiana				26,760,005

Maine - 0.0%
University of Maine System Revenue, AMBAC	5.500%	3/1/30	1,235,000	1,236,507	(c)

Maryland - 1.2%
Maryland State Community Development
Administration, Department of Housing &
Community Development	5.375%	9/1/39	3,000,000	3,067,380
Maryland State Economic Development Corp., EDR:
Transportation Facilities Project	5.375%	6/1/25	7,500,000	7,502,700
Transportation Facilities Project	5.750%	6/1/35	19,000,000	19,082,650
Maryland State Health & Higher EFA Revenue:
Anne Arundel Health System Inc.	5.000%	7/1/28	5,000,000	5,115,350
Anne Arundel Health System Inc.	5.000%	7/1/32	1,500,000	1,510,350
Anne Arundel Health Systems	6.750%	7/1/39	7,500,000	8,445,075
The Johns Hopkins Hospital Issue	5.000%	11/15/24	5,000,000	5,598,550	(c)
University of Maryland Medical System	5.000%	7/1/34	9,000,000	8,999,640
University of Maryland Medical System	5.125%	7/1/39	12,725,000	12,807,840

Total Maryland				72,129,535

Massachusetts - 2.5%
Massachusetts State Department of Transportation,
Metropolitan Highway System Revenue	5.000%	1/1/37	22,500,000	22,531,725
Massachusetts State DFA Revenue:
Boston University	5.600%	10/1/35	8,700,000	9,131,520
Boston University	5.700%	10/1/40	13,105,000	13,704,685
Harvard University	5.000%	10/15/40	25,000,000	26,497,000
May Institute Issue Inc., Radian	5.750%	9/1/29	1,000,000	911,230
Merrimack College Issue, NATL	5.000%	7/1/22	1,000,000	987,000
Visual & Performing Arts Project	6.000%	8/1/21	2,200,000	2,547,600
Massachusetts State HEFA Revenue:
Berklee College of Music	5.000%	10/1/32	5,000,000	5,011,100
Berkshire Health Systems, Radian	5.700%	10/1/25	1,000,000	1,003,710
Caregroup Inc.	5.000%	7/1/28	2,000,000	1,947,860
Caregroup Inc., NATL	5.375%	2/1/26	1,750,000	1,778,963
Caregroup Inc., NATL	5.375%	2/1/27	1,000,000	1,011,500
Caregroup Inc., NATL	5.375%	2/1/28	1,500,000	1,510,650
Caritas Christi Obligation	6.750%	7/1/16	3,000,000	3,311,940	(c)
New England Medical Center, FGIC	5.000%	5/15/22	4,805,000	4,569,795
New England Medical Center, FGIC	5.000%	5/15/22	195,000	207,250	(c)
Suffolk University	5.750%	7/1/39	17,500,000	17,855,075
University of Massachusetts Lowell Campus,
FGIC	5.250%	10/1/31	5,030,000	5,222,347	(c)
University of Massachusetts Memorial Health
Care Inc.	6.625%	7/1/32	1,250,000	1,259,025
University of Massachusetts Worcester Campus,
FGIC	5.250%	10/1/31	5,000,000	5,191,200	(c)
Massachusetts State Housing Finance Agency:
Housing Revenue, Single-Family Housing	5.350%	12/1/33	9,000,000	9,274,230
Housing Revenue, Single-Family Housing	5.400%	6/1/39	5,000,000	5,111,200

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts - continued
Massachusetts State Housing Finance Agency
Revenue	7.000%	12/1/38	$5,000,000	$5,396,050
Massachusetts State IFA Revenue, Refunding
Bonds, Chelsea Jewish Nursing Home, FHA	6.500%	8/1/37	745,000	762,105
Massachusetts State Special Obligation Dedicated
Tax Revenue, NATL, FGIC	5.500%	1/1/34	1,000,000	1,048,280
Massachusetts State Water Pollution Abatement
Trust, Pool Program, Unrefunded Balance	5.250%	8/1/28	245,000	253,646

Total Massachusetts				148,036,686

Michigan - 3.0%
Byron Center, MI, Public Schools, GO, Q-SBLF	5.000%	5/1/22	4,000,000	4,166,800	(c)
Detroit, MI, GO, District State Aid	5.250%	11/1/35	17,000,000	16,403,980
Detroit, MI, Water Supply System Revenue:
AGM	5.000%	7/1/34	9,000,000	8,828,550
AGM	6.250%	7/1/36	10,000,000	10,527,800
NATL	5.000%	7/1/30	7,000,000	7,033,390
Grand Rapids, MI, Water Supply:
Refunding, NATL, FGIC	5.250%	1/1/17	1,000,000	1,003,790	(c)
Refunding, NATL, FGIC	5.250%	1/1/18	3,500,000	3,513,265	(c)
Lake Superior, MI, State University Revenue,
AMBAC	5.500%	11/15/21	1,000,000	1,021,620
Michigan State Building Authority Revenue:
Facilities Program	5.125%	10/15/33	16,500,000	16,598,340
Facilities Program	6.000%	10/15/38	20,500,000	22,108,635
Facilities Program, NATL	5.000%	10/15/29	1,500,000	1,504,275
Michigan State Hospital Finance Authority Revenue:
McLaren Health Care Corp.	5.750%	5/15/38	17,750,000	18,148,132
Trinity Health	5.375%	12/1/30	21,250,000	21,552,387
Michigan State Housing Development Authority,
Rental Housing Revenue	5.375%	10/1/29	1,660,000	1,695,043
Michigan State Housing Development Authority,
Rental Housing Revenue	5.625%	10/1/34	2,500,000	2,563,700
Michigan State Housing Development Authority,
Rental Housing Revenue	5.700%	10/1/39	3,115,000	3,181,723
Michigan State Housing Development Authority,
Rental Housing Revenue, AMBAC	6.350%	10/1/35	2,140,000	2,262,173	(a)
Michigan State Strategic Fund Ltd. Obligation
Revenue, Detroit Edison	5.500%	8/1/16	4,000,000	4,376,240	(g)
Royal Oak, MI, Hospital Finance Authority
Revenue, William Beaumont Hospital	8.250%	9/1/39	24,000,000	28,113,600

Total Michigan				174,603,443

Minnesota - 0.7%
Columbia Heights, MN, MFH Revenue, Crest View,
GNMA-Collateralized	6.625%	4/20/43	1,470,000	1,669,847	(c)
Dakota County, MN, CDA, MFH Revenue,
Southfork Apartments, LIQ-FNMA	5.625%	2/1/26	2,500,000	2,447,675
Eden Prairie, MN, MFH Revenue:
Rolling Hills Project, GNMA-Collateralized	6.150%	8/20/31	1,000,000	1,056,400
Rolling Hills Project, GNMA-Collateralized	6.200%	2/20/43	1,000,000	1,055,680
Elk River, MN, ISD No. 728, GO:
NATL	5.375%	2/1/20	9,500,000	9,572,960
NATL	5.500%	2/1/21	4,250,000	4,283,533
Minneapolis, MN, Hospital Revenue, St. Mary’s
Hospital & Rehabilitation	10.000%	6/1/13	270,000	305,826	(b)
Minnesota State Higher EFA Revenue, University
of St. Thomas	5.000%	10/1/39	2,500,000	2,528,300
St. Paul, MN, Housing & Redevelopment Authority Health
Care Revenue:
Allina Health System	5.250%	11/15/28	10,960,000	11,323,214

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Minnesota - continued
Allina Health System	5.250%	11/15/29	$7,000,000	$7,201,180

Total Minnesota				41,444,615

Mississippi - 0.1%
Lowndes County, MS, Solid Waste Disposal & PCR, Refunding Bonds, Weyerhouser Co. Project	6.800%	4/1/22	3,000,000	3,298,650

Missouri - 1.7%
Boone County, MO, Hospital Revenue, Boone
Hospital Center	5.625%	8/1/38	8,500,000	8,528,135
Kansas City, MO, IDA Revenue:
AMBAC	5.000%	12/1/17	2,105,000	2,358,968
AMBAC	5.000%	12/1/20	4,500,000	4,895,190
Mehlville, MO, School District North Route 9, COP,
Missouri Capital Improvement Project, AGM	5.000%	9/1/19	1,750,000	1,809,570
Missouri Joint Municipal Electric Utility Commission
Power Project Revenue:
Iatan Second Project	5.750%	1/1/29	5,000,000	5,285,350
Iatan Second Project	6.000%	1/1/39	20,000,000	20,816,000
Missouri State Development Finance Board
Infrastructure Facilities Revenue, Independence
Events Center	6.250%	4/1/38	7,000,000	7,152,740
Missouri State HEFA Revenue:
Children’s Mercy Hospital	5.625%	5/15/39	30,000,000	30,452,100
Lake Regional Health System Project	5.600%	2/15/25	2,000,000	2,026,080
North Kansas City, MO, Hospital Revenue:
North Kansas City Hospital, AGM	5.000%	11/15/23	1,000,000	1,023,070
North Kansas City Hospital, AGM	5.000%	11/15/24	900,000	918,261
Platte County, MO, IDA Revenue, Refunding &
Improvement Zona Rosa Retail Project	5.000%	12/1/32	10,345,000	10,664,971
Poplar Bluff, MO, Public Building Corp. Leasehold
Revenue, NATL	5.250%	9/1/22	1,000,000	1,035,320
Springfield, MO, Public Building Corp. Leasehold
Revenue, Capital Improvement Program, AMBAC	5.000%	3/1/24	1,500,000	1,578,960

Total Missouri				98,544,715

Montana - 0.5%
Montana State Board of Housing, Single-Family
Program	5.500%	12/1/39	2,280,000	2,330,502
Montana State Board of Investment, Resource
Recovery Revenue, Yellowstone Energy LP Project	7.000%	12/31/19	28,955,000	28,037,416	(a)

Total Montana				30,367,918

Nebraska - 0.2%
Nebraska Public Power Generation Agency
Revenue, Whelan Energy Center Unit 2-A, AMBAC	5.000%	1/1/23	9,970,000	10,442,578
Omaha Convention Hotel Corp., Nebraska
Revenue, Refunding, Convention Center 1st Tier,
AMBAC	5.000%	2/1/20	2,710,000	2,934,984

Total Nebraska				13,377,562

Nevada - 0.8%
Clark County, NV, Airport Revenue, AMBAC	5.000%	7/1/40	11,365,000	10,776,975
Reno, NV, Hospital Revenue:
Renown Regional Medical Center Project	5.250%	6/1/41	10,000,000	9,257,800
Washoe Medical Center, AGM	5.500%	6/1/39	19,350,000	19,048,914
Washoe Medical Center, AGM	5.250%	6/1/40	7,500,000	7,102,500

Total Nevada				46,186,189

New Hampshire - 0.3%
Manchester, NH, General Airport Revenue	5.250%	1/1/30	5,000,000	4,911,150
New Hampshire HEFA Revenue:
Healthcare System, Covenant Health System	6.125%	7/1/31	1,000,000	1,064,800	(c)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Hampshire - continued
New Hampshire College	7.500%	1/1/31	$1,000,000	$1,015,410	(c)
University Systems of New Hampshire, AMBAC	5.375%	7/1/20	1,000,000	1,061,030
New Hampshire State HFA, Single-Family
Mortgage Revenue	5.550%	7/1/33	5,395,000	5,612,203
New Hampshire State HFA, Single-Family
Mortgage Revenue	5.600%	1/1/38	4,560,000	4,723,977

Total New Hampshire				18,388,570

New Jersey - 4.3%
Essex County, NJ, Improvement Authority
Revenue, Refunding, Hampton Valley Apartments,
NATL, FHA	5.650%	1/1/15	555,000	555,128
New Jersey EDA Revenue:
School Facilities Construction	5.000%	12/15/27	9,230,000	9,442,198
School Facilities Construction	5.250%	12/15/33	12,500,000	13,005,250
New Jersey EDA, Water Facilities Revenue, New
Jersey American Water Co.	5.600%	11/1/34	11,250,000	11,298,375	(a)
New Jersey Health Care Facilities Financing Authority
Revenue:
Catholic Health East	4.750%	11/15/29	5,000,000	4,753,850
St. Peter’s University Hospital	6.875%	7/1/30	1,500,000	1,503,570
New Jersey State EDA, First Mortgage Revenue,
The Presbyterian Home at Montgomery Project	6.375%	11/1/31	2,000,000	1,684,760
New Jersey State EDA Revenue:
Refunding	6.875%	1/1/37	13,110,000	11,581,243	(a)
Refunding, Gloucester Marine Project	6.625%	1/1/37	12,000,000	10,880,160
New Jersey State EDA, Motor Vehicle Revenue,
Motor Vehicle Surcharges, NATL	5.250%	7/1/31	1,000,000	1,018,210
New Jersey State EDA, Special Facility Revenue,
Continental Airlines Inc. Project	7.000%	11/15/30	11,030,000	11,057,795	(a)(h)
New Jersey State EFA Revenue:
Kean University	5.500%	9/1/36	7,255,000	7,587,279
Richard Stockton College	5.375%	7/1/38	5,000,000	5,120,000
New Jersey State Higher Education Assistance
Authority, Student Loan Revenue	5.375%	6/1/24	10,430,000	10,881,306
New Jersey State Higher Education Assistance
Authority, Student Loan Revenue	5.500%	6/1/27	25,905,000	26,919,699
New Jersey State Higher Education Assistance
Authority, Student Loan Revenue	5.625%	6/1/30	5,000,000	5,196,600
New Jersey State Higher Education Assistance
Authority, Student Loan Revenue, AGC	6.125%	6/1/30	54,000,000	56,759,940	(a)
New Jersey State Housing & Mortgage Finance
Agency Revenue	6.500%	10/1/38	16,135,000	16,659,226
New Jersey State Transportation Trust Fund Authority:
Transportation System	5.875%	12/15/38	30,000,000	33,073,500
Transportation System, NATL	6.000%	12/15/19	2,000,000	2,114,520	(c)
New Jersey State Turnpike Authority Revenue	5.000%	1/1/36	8,000,000	8,063,120
New Jersey State Turnpike Authority Revenue	5.250%	1/1/40	2,000,000	2,092,300
South Jersey Port Corp. New Jersey Revenue,
Refunding	5.000%	1/1/23	2,200,000	2,251,766

Total New Jersey				253,499,795

New Mexico - 0.5%
New Mexico Mortgage Finance Authority:
Single-Family Mortgage, GNMA, FNMA, FHLMC	5.250%	9/1/34	1,980,000	2,019,659
Single-Family Mortgage, GNMA, FNMA, FHLMC	5.450%	3/1/36	4,935,000	5,098,941
Single-Family Mortgage, GNMA, FNMA, FHLMC	5.850%	7/1/39	5,320,000	5,612,600	(a)
New Mexico State Hospital Equipment Loan
Council Hospital Revenue, Presbyterian Healthcare
Services	6.375%	8/1/32	15,000,000	16,417,950

Total New Mexico				29,149,150

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - 4.4%
Brooklyn Arena, NY, Local Development Corp.,
Barclays Center Project	6.250%	7/15/40	$24,800,000	$25,344,112
Liberty, NY, Development Corporation Revenue:
Goldman Sachs Headquarters	5.250%	10/1/35	56,335,000	56,564,283
Goldman Sachs Headquarters	5.500%	10/1/37	10,000,000	10,520,100
Long Island Power Authority, NY, Electric System
Revenue	6.000%	5/1/33	22,000,000	23,887,600
MTA of New York, Dedicated Tax Fund, FGIC	5.250%	11/15/23	5,130,000	5,368,699	(c)
MTA of New York Revenue	6.500%	11/15/28	10,000,000	11,453,400
MTA of New York Service Contract, Refunding,
NATL, FGIC	5.000%	7/1/22	7,500,000	7,814,250
MTA, NY, Revenue	5.000%	11/15/34	10,000,000	9,917,000	(d)
MTA, NY, Revenue	5.250%	11/15/40	9,000,000	9,006,660	(d)
New York City, NY, HDC, MFH Revenue	4.900%	11/1/34	5,695,000	5,647,219
New York City, NY, HDC, MFH Revenue, GNMA-
Collateralized, FHA	5.100%	11/1/24	5,000,000	5,153,600
New York City, NY, Health & Hospital Corp.
Revenue, Health Systems	5.500%	2/15/23	4,000,000	4,325,120
New York City, NY, TFA, Building Aid Revenue	5.000%	1/15/31	6,000,000	6,193,560
New York City, NY, TFA, Building Aid Revenue	5.125%	1/15/33	6,000,000	6,211,080
New York Liberty Development Corp., Liberty
Revenue, Second Priority, Bank of America Tower	5.125%	1/15/44	24,650,000	24,746,628
New York State Dormitory Authority Lease
Revenue, State University Dormitory Facilities	5.375%	7/1/18	2,000,000	2,151,060	(c)
New York State Dormitory Authority Revenue	7.500%	5/15/11	444,000	457,520
New York State Dormitory Authority Revenue,
Department of Education	5.000%	7/1/24	2,660,000	2,781,163
New York State Dormitory Authority Revenue, Non-
State Supported Debt, New School University	5.500%	7/1/40	35,000,000	35,676,900	(d)
Orange County, NY, IDA, Civic Facilities Revenue:
Arden Hill Life Care Center Project	7.000%	8/1/21	1,000,000	912,320
Arden Hill Life Care Center Project	7.000%	8/1/31	1,000,000	838,900
Port Authority of New York & New Jersey, Special
Obligation Revenue, 5th Installment, Special
Project	6.750%	10/1/19	1,250,000	1,205,663	(a)
Tobacco Settlement Financing Corp., Asset-
Backed Revenue, AMBAC	5.250%	6/1/22	1,600,000	1,686,688

Total New York				257,863,525

North Carolina - 1.2%
Charlotte, NC, Governmental Facilities Projects:
COP	5.250%	6/1/23	3,500,000	3,673,285
COP	5.000%	6/1/24	3,000,000	3,123,360
Charlotte-Mecklenburg Hospital Authority, NC, Health
Care System Revenue:
Carolinas Healthcare	5.250%	1/15/34	13,400,000	13,846,220
Carolinas Healthcare	5.250%	1/15/39	22,000,000	22,479,820
Dare County, NC, COP, AMBAC	5.375%	6/1/15	1,145,000	1,190,731
Monroe, NC, COP, AGC	5.500%	3/1/39	1,000,000	1,049,900
North Carolina Eastern Municipal Power Agency,
Power System Revenue	6.000%	1/1/26	1,310,000	1,661,041	(c)
North Carolina Turnpike Authority, Triangle
Expressway System Revenue, AGC	5.750%	1/1/39	9,000,000	9,304,740
Raleigh Durham, NC, Airport Authority Revenue	5.000%	5/1/32	4,500,000	4,580,955
Raleigh Durham, NC, Airport Authority Revenue	5.000%	5/1/36	7,500,000	7,589,550

Total North Carolina				68,499,602

North Dakota - 0.2%
Burleigh County, ND, Health Care Revenue,
MedCenter One Inc., NATL	5.250%	5/1/13	535,000	536,402

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
North Dakota - continued
McLean County, ND, Solid Waste Facilities
Revenue, Great River Energy	5.150%	7/1/40	$10,000,000	$10,007,100

Total North Dakota				10,543,502

Ohio - 2.0%
Cleveland, OH, State University, NATL, FGIC	5.000%	6/1/19	1,210,000	1,327,878
Cleveland, OH, Waterworks Revenue:
First Mortgage, NATL, Unrefunded Balance	5.625%	1/1/13	20,000	20,077
First Mortgage, NATL, Unrefunded Balance	5.700%	1/1/14	15,000	15,048
Cuyahoga County, OH, Hospital Facilities
Revenue, Canton Inc. Project	7.500%	1/1/30	3,000,000	3,038,580
Cuyahoga County, OH, Hospital Revenue:
Refunding & Improvement, MetroHealth System
Project, NATL	5.625%	2/15/17	1,000,000	1,003,340
Refunding, MetroHealth System, NATL	5.250%	2/15/19	5,935,000	5,951,499
Erie County, OH, Garbage Refuse Landfill
Improvement, AGM	5.250%	12/1/24	3,290,000	3,464,535
Franklin County, OH, Mortgage Revenue, Villas at
St. Therese, GNMA-Collateralized	5.900%	6/20/39	1,000,000	1,008,330
Greater Cincinnati, OH, Elderly HDC Mortgage
Revenue, Cambridge Apartments, FHA	6.600%	8/1/25	790,000	790,703
Green Springs, OH, Health Care Facilities
Revenue, St. Francis Health Care Center Project	7.125%	5/15/25	129,716	65	(f)(i)
Hamilton County, OH, Hospital Facilities Revenue,
Cincinnati Children’s Hospital, NATL, FGIC	5.000%	5/15/24	2,515,000	2,518,093
Hamilton County, OH, Sales Tax Revenue:
AMBAC	5.250%	12/1/18	640,000	641,888
AMBAC	5.250%	12/1/19	730,000	732,066
AMBAC	5.250%	12/1/32	2,570,000	2,576,656
Lakewood, OH, GO, AMBAC	5.250%	12/1/21	2,000,000	2,095,360	(c)
Lorain County, OH, Hospital Revenue, Catholic
Healthcare	5.500%	10/1/17	1,000,000	1,045,920
Lucas County, OH, Hospital Revenue:
Promedica Healthcare Obligation Group,
AMBAC	5.375%	11/15/23	10,000,000	10,054,300
Promedica Healthcare Obligation Group,
AMBAC	5.375%	11/15/29	9,550,000	9,563,275
Mason, OH, COP:
Municipal Facilities Project, NATL	5.000%	12/1/17	1,025,000	1,070,807	(c)
Municipal Facilities Project, NATL	5.000%	12/1/18	1,075,000	1,123,042	(c)
Municipal Facilities Project, NATL	5.000%	12/1/19	1,080,000	1,128,265	(c)
Montgomery County, OH, Administration Building
Revenue, Catholic Health Initiatives	6.250%	10/1/33	1,400,000	1,525,342
Ohio State Air Quality Development Authority
Revenue, FirstEnergy Nuclear Generation Corp.	5.750%	6/1/16	10,500,000	11,425,260	(g)
Ohio State Housing Finance Agency, Residential
Mortgage Revenue, Mortgage-Backed Securities
Program, GNMA, FNMA, FHLMC-Collateralized	5.400%	9/1/33	1,550,000	1,602,344
Ohio State Water Development Authority Revenue,
Refunding, Safe Water Service	9.375%	12/1/10	290,000	290,000	(b)
Ohio State Water Development Authority, Pollution
Control Facilities Revenue, FirstEnergy Nuclear
Generation Corp.	3.375%	7/1/15	40,000,000	39,739,200	(g)
University of Cincinnati, OH, General Receipts:

NATL, FGIC	5.000%	6/1/20	2,000,000	2,065,760	(c)
NATL, FGIC	5.000%	6/1/21	2,500,000	2,582,200	(c)
Warrensville Heights, OH, City School District, GO,
School Improvement, FGIC	5.750%	12/1/24	3,250,000	3,282,500	(c)
Waterloo, OH, Local School District, GO:
Classroom Facilities Improvement, FGIC	5.125%	12/1/24	2,000,000	2,083,680	(c)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Ohio - continued
Classroom Facilities Improvement, FGIC, State
Aid Withholding	5.125%	12/1/21	$3,000,000	$3,125,520	(c)

Total Ohio				116,891,533

Oklahoma - 0.9%
Grand River Dam Authority, OK, Revenue	5.250%	6/1/40	40,000,000	40,088,800	(d)
Oklahoma State Municipal Power Authority, Power
Supply System Revenue	6.000%	1/1/38	5,000,000	5,343,850
Pottawatomie County, OK, Development Authority
Water Revenue, North Dear Creek Reservoir
Project, AMBAC	5.000%	7/1/23	1,500,000	1,554,960
Tulsa, OK, PFA, Lease Payment Revenue,
Refunding Bonds, Assembly Center	6.600%	7/1/14	2,465,000	2,724,170
Woods County, OK, IDA, IDR, Refunding, Cargill
Inc. Project	6.250%	10/1/14	1,000,000	1,006,360

Total Oklahoma				50,718,140

Oregon - 1.4%
Clackamas County, OR, Hospital Facilities
Authority Revenue, Refunding, Legacy Health
System	5.750%	5/1/15	2,000,000	2,043,640
Clackamas County, OR, Hospital Facility Authority
Revenue, Legacy Health System	5.250%	5/1/21	5,000,000	5,076,350
Klamath Falls, OR, Inter Community Hospital Authority
Revenue:
Merle West Medical Center	6.250%	9/1/31	625,000	691,669	(c)
Unrefunded Balance, Merle West Medical
Center	6.250%	9/1/31	375,000	338,737
Multnomah County, OR, Hospital Facilities Authority
Revenue:
Providence Health Systems	5.250%	10/1/16	1,000,000	1,108,240
Providence Health Systems	5.250%	10/1/20	1,000,000	1,071,390
Oregon Health & Sciences University Revenue	5.750%	7/1/39	17,100,000	17,899,938
Oregon State Department of Administrative Services:
COP	5.250%	5/1/39	1,900,000	1,950,578
Lottery Revenue, AGM	5.500%	4/1/18	2,000,000	2,132,440	(c)
Oregon State Facilities Authority Revenue,
Samaritan Health Services	5.250%	10/1/40	31,645,000	30,221,608
Oregon State GO, Veterans Welfare	5.375%	12/1/31	2,540,000	2,552,065
Port of Umatilla, OR, GO, Water Revenue, LOC-
Bank of America N.A.	6.650%	8/1/22	705,000	706,770	(a)
Portland, OR, Community College District	5.000%	6/1/18	2,885,000	2,951,066	(c)
Washington County, OR, GO	5.000%	6/1/21	4,330,000	4,429,157	(c)
Washington County, OR, GO	5.125%	6/1/23	6,490,000	6,642,645	(c)

Total Oregon				79,816,293

Pennsylvania - 3.4%
Beaver County, PA, IDA, PCR, FirstEnergy Nuclear
Generation Corp.	3.375%	7/1/15	33,200,000	32,625,308	(g)
Chester County, PA, HEFA, Health System
Revenue	5.000%	5/15/40	2,500,000	2,432,325
Dauphin County, PA, General Authority Revenue,
Office & Parking, Riverfront Office Center Project	6.000%	1/1/25	1,440,000	1,115,107
Dauphin County, PA, IDA, Dauphin Consolidated
Water Supply Co.	6.900%	6/1/24	2,400,000	2,756,808	(a)
Delaware River Port Authority of Pennsylvania &
New Jersey Revenue	5.000%	1/1/35	14,015,000	14,198,176
Harrisburg, PA, Redevelopment Authority, First
Mortgage Office Building	6.750%	5/15/25	1,875,000	1,991,587	(c)
Lackawanna County, PA, GO, AGC	6.000%	9/15/34	4,000,000	4,179,960
Lancaster County, PA, Hospital Authority Revenue,
Health Center, Willow Valley Retirement Project	5.875%	6/1/31	1,000,000	1,000,040

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - continued
Lebanon County, PA, Health Facilities Authority
Revenue, Hospital, Good Samaritan Hospital
Project	5.800%	11/15/22	$5,500,000	$5,397,755
Luzerne County, PA, IDA, Water Facility Revenue,
American Water Co.	5.500%	12/1/39	12,000,000	12,110,040
Montgomery County, PA, Higher Education &
Health Authority, Hospital Revenue, Abington
Memorial Hospital	5.125%	6/1/33	5,000,000	4,911,550
Montgomery County, PA, IDA Revenue, New
Regional Medical Center Project, FHA	5.750%	8/1/30	4,025,000	4,216,912
New Morgan, PA, Municipal Authority Office
Revenue, Commonwealth Office Project	6.500%	6/1/25	1,000,000	930,860
Pennsylvania Economic Development Financing
Authority, Exempt Facilities Revenue:
PPL Energy Supply LLC Project	3.000%	9/1/15	15,000,000	14,784,000	(g)
Shipping Port	3.375%	7/1/15	20,000,000	19,736,400	(g)
Pennsylvania Economic Development Financing
Authority, Water Facility Revenue, American Water
Co. Project	6.200%	4/1/39	6,000,000	6,309,780
Pennsylvania Housing Finance Agency, Single-
Family Mortgage Revenue	5.400%	10/1/33	130,000	133,345
Pennsylvania State Higher EFA Revenue:
Student Association Inc. Project	6.750%	9/1/32	985,000	938,587
Thomas Jefferson University	5.000%	3/1/40	5,710,000	5,692,128
UPMC Health Systems	6.000%	1/15/31	1,000,000	1,016,610	(c)
Pennsylvania State Public School Building Authority Lease Revenue:
Philadelphia School District Project, AGM	5.000%	6/1/29	17,270,000	17,499,518
Philadelphia School District Project, AGM	5.000%	6/1/33	17,450,000	17,263,983
Pennsylvania State Turnpike Commission Revenue	5.250%	6/1/36	3,000,000	3,022,170
Pennsylvania State Turnpike Commission Revenue	5.125%	12/1/40	11,500,000	11,421,570
Pennsylvania State, Public School Building
Authority, Community College Revenue,
Community College of Philadelphia Project	6.000%	6/15/28	7,000,000	7,472,640
Philadelphia, PA Hospitals & Higher EFA, Hospital
Revenue, Presbyterian Medical Center	6.650%	12/1/19	1,025,000	1,270,549	(b)
St. Mary’s Hospital Authority, Health System
Revenue, Catholic Health East	5.000%	11/15/40	7,000,000	6,517,770

Total Pennsylvania				200,945,478

Puerto Rico - 2.7%
Puerto Rico Electric Power Authority, Power
Revenue	5.250%	7/1/40	10,000,000	9,881,100
Puerto Rico Industrial, Tourist, Educational,
Medical & Environmental Control Facilities, Ryder
Memorial Hospital Project	6.700%	5/1/24	1,000,000	1,003,610
Puerto Rico Port Authority Revenue, Special
Facilities, American Airlines Inc.	6.250%	6/1/26	200,000	171,120	(a)
Puerto Rico Sales Tax Financing Corp., Sales Tax
Revenue	5.375%	8/1/39	75,500,000	76,064,740
Puerto Rico Sales Tax Financing Corp., Sales Tax
Revenue	5.500%	8/1/42	70,000,000	71,101,800

Total Puerto Rico				158,222,370

Rhode Island - 0.2%
Providence, RI, RDA Revenue, Refunding Bonds,
Public Safety Building Project, AMBAC	5.000%	4/1/24	3,270,000	3,307,801
Rhode Island State Health & Educational Building
Corp., Revenue, Hospital Financing	7.000%	5/15/39	5,460,000	6,054,103

Total Rhode Island				9,361,904

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
South Carolina - 0.4%
Piedmont, SC, Municipal Power Agency, Electric
Revenue:
Refunding Bonds, FGIC	6.750%	1/1/20	$565,000	$732,782	(b)
Unrefunded Balance, NATL, FGIC	6.750%	1/1/20	670,000	811,920
Richland County, SC, Environmental Improvement
Revenue, International Paper Co. Project	6.100%	4/1/23	1,000,000	1,028,630	(a)
South Carolina Jobs - EDA Revenue:
Hospital Refunding & Improvement, AnMed Health Project, AGC	5.500%	2/1/38	7,000,000	7,151,690
Myrtle Beach Convention Center Hotel Project, NATL	5.250%	4/1/26	2,470,000	2,408,892
South Carolina State Ports Authority Revenue	5.250%	7/1/40	10,000,000	9,969,700	(d)
South Carolina Transportation Infrastructure Bank
Revenue, Refunding, AMBAC	5.000%	10/1/23	960,000	1,012,061

Total South Carolina				23,115,675

South Dakota - 0.1%
South Dakota State, HEFA Revenue, Avera Health	5.500%	7/1/35	3,500,000	3,556,140

Tennessee - 2.4%
Chattanooga, TN, Health Educational & Housing
Facility Board Revenue, Catholic Health Initiatives	6.250%	10/1/33	1,250,000	1,361,912
Clarksville, TN, Natural Gas Acquisition Corp., Gas
Revenue	5.000%	12/15/20	2,000,000	1,987,500
Hardeman County, TN, Correctional Facilities
Corp., Correctional Facilities Revenue	7.750%	8/1/17	7,570,000	7,573,709
Johnson City, TN, Health & Educational Facilities
Board, Hospital Revenue, Mountain States Health
Alliance	5.500%	7/1/36	9,100,000	8,385,832
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/20	10,000,000	10,097,900
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/21	5,475,000	5,519,293
Tennessee Energy Acquisition Corp., Gas Revenue	5.000%	2/1/22	8,900,000	8,787,148
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/22	17,900,000	17,960,860
Tennessee Energy Acquisition Corp., Gas Revenue	5.000%	2/1/23	11,310,000	11,057,448
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/23	28,370,000	28,393,831
Tennessee Energy Acquisition Corp., Gas Revenue	5.000%	2/1/24	15,000,000	14,507,400
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/24	5,040,000	4,986,122
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/26	20,000,000	19,455,600

Total Tennessee				140,074,555

Texas - 8.1%
Bexar County, TX, Health Facilities Development
Corp., Revenue, Army Retirement Residence
Project	6.300%	7/1/32	1,500,000	1,641,135	(c)
Bexar County, TX, Housing Finance Corp., MFH
Revenue, Waters at Northern Hills Apartments,
NATL	6.050%	8/1/36	1,000,000	824,650
Brazos River, TX, Harbor Navigation District:
BASF Corp. Project	6.750%	2/1/12	2,000,000	2,000,000
Brazoria County Environmental, Dow Chemical Co. Project	5.950%	5/15/33	5,000,000	4,825,900	(a)(h)
Brazoria County Environmental, Dow Chemical Co. Project	6.625%	5/15/33	5,000,000	5,097,300	(a)
Dallas-Fort Worth, TX, International Airport
Facilities Improvement Corp. Revenue, American
Airlines Inc., Guarantee Agreement	6.375%	5/1/35	4,970,000	4,220,822	(a)
Dallas-Fort Worth, TX, International Airport Revenue:
Joint Improvement	5.000%	11/1/42	50,000,000	49,603,500
Joint Improvement	5.000%	11/1/45	30,000,000	29,608,200

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - continued
El Paso County, TX, Housing Finance Corp., MFH
Revenue:
American Village Communities	6.375%	12/1/32	$3,000,000	$3,011,370
La Plaza Apartments	6.750%	7/1/30	2,390,000	2,414,737
Fort Worth, TX, Housing Finance Corp., GNMA-
Collateralized Single-Family Mortgage Revenue,
Capital Appreciation	0.000%	6/1/21	10,000	4,067	(a)
Galveston, TX, Special Contract Revenue,
Refunding Bonds, Farmland Industries Inc. Project	5.500%	5/1/15	1,775,000	1,668,713
Garza County, TX, Public Facility Corp., Project
Revenue	5.750%	10/1/25	4,235,000	4,329,991
Gulf Coast, IDA, Texas Solid Waste Disposal
Revenue, Citgo Petroleum Project	8.000%	4/1/28	5,000,000	5,005,950	(a)
Harris County, TX, Cultural Education Facilities
Finance Corp., Medical Facilities Revenue, Baylor
College of Medicine	5.625%	11/15/32	31,000,000	29,159,220
Harris County, TX, Health Facilities Development Corp.:
Hospital Revenue, Texas Children’s Hospital Project, Revenue	5.375%	10/1/16	2,410,000	2,429,617	(b)
School Health Care System Revenue	5.750%	7/1/27	2,000,000	2,405,980	(b)
Harris County, TX, Industrial Development Corp., Solid
Waste Disposal Revenue:
Deer Park Refining LP Project	5.000%	2/1/23	44,000,000	45,089,000
Deer Park Refining Project	4.700%	5/1/18	2,000,000	2,095,100
Houston, TX, Airport Systems Revenue	5.500%	7/1/39	10,000,000	10,459,300
Limestone County, TX, PFC Revenue, County Jail
Project	5.750%	11/1/31	8,675,000	8,687,405
Love Field Airport Modernization Corp, TX, Special
Facilities Revenue, Southwest Airlines Co. Project	5.250%	11/1/40	24,750,000	22,924,935
Lower Colorado River Authority, TX, Transmission
Contract Revenue, LCRA Transmission Services
Project, AMBAC	4.900%	5/15/36	13,500,000	12,895,065
Midland County, TX, Hospital District Revenue,
Refunding, AMBAC	5.375%	6/1/16	1,000,000	1,003,230
Midlothian, TX, Development Authority, Tax
Increment Contract Revenue	7.875%	11/15/26	2,000,000	2,107,360	(c)
North Texas Tollway Authority Revenue	5.750%	1/1/33	54,000,000	53,997,300
North Texas Tollway Authority Revenue	6.250%	1/1/39	8,000,000	8,296,960
North Texas Tollway Authority Revenue	6.000%	1/1/43	15,000,000	15,225,750	(d)
Northside Texas, GO, ISD, Unrefunded Balance,
PSFG	6.000%	8/15/16	55,000	55,332
Panhandle, TX, Regional Housing Finance Corp.,
GNMA-Collateralized	6.650%	7/20/42	994,000	1,061,562
Tarrant County, TX, Cultural Education Facilities
Finance Corp. Revenue, Texas Health Resources	5.000%	11/15/40	34,000,000	33,174,140
Texas Municipal Gas Acquisition & Supply Corp. I,
Gas Supply Revenue	5.250%	12/15/18	3,650,000	3,765,705
Texas Municipal Gas Acquisition & Supply Corp. I,
Gas Supply Revenue	6.250%	12/15/26	57,980,000	62,187,029
Texas Private Activity Bond Surface Transportation
Corp., Senior Lien	6.875%	12/31/39	18,000,000	18,320,400
Texas Private Activity Bond Surface Transportation
Corp. Revenue, LBJ Infrastructure Group LLC	7.000%	6/30/40	25,000,000	25,771,250
Weatherford, TX, ISD, Capital Appreciation, PSFG,
Unrefunded Balance	0.000%	2/15/21	10,000	5,153	(c)

Total Texas				475,373,128

U.S. Virgin Islands - 0.2%
University of the Virgin Islands:
Refunding & Improvement, Bonds, ACA	6.000%	12/1/24	1,000,000	991,600
Refunding & Improvement, Bonds, ACA	6.250%	12/1/29	2,790,000	2,765,532

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Virgin Islands - continued
Virgin Islands HFA, Single-Family Mortgage Revenue:
GNMA Mortgage-Backed Securities Program,
GNMA-Collateralized	6.450%	3/1/16	$40,000	$40,061	(a)
GNMA Mortgage-Backed Securities Program,
GNMA-Collateralized	6.500%	3/1/25	105,000	105,159	(a)
Virgin Islands Public Finance Authority Revenue,
Matching Fund Loan Note	5.000%	10/1/29	8,000,000	7,874,800

Total U.S. Virgin Islands				11,777,152

Utah - 0.0%
Provo, UT, Electric Revenue	10.125%	4/1/15	605,000	733,369	(b)

Vermont - 0.1%
Vermont Educational & Health Buildings Agency
Revenue:
Norwich University Project	5.500%	9/1/28	2,650,000	2,973,512	(c)
Norwich University Project	5.500%	9/1/33	1,750,000	1,963,640	(c)
Vermont Housing Finance Agency, Single-Family,
AGM	5.000%	11/1/34	1,545,000	1,543,857	(a)

Total Vermont				6,481,009

Virginia - 0.2%
Chesterfield County, VA, IDA, PCR, Virginia
Electric & Power Co.	5.875%	6/1/17	4,000,000	4,092,520
Fairfax County, VA, Redevelopment & Housing
Authority, MFH Revenue, Refunding, Paul Spring
Retirement Center, FHA	5.900%	6/15/17	170,000	170,134
Pittsylvania County, VA, GO	5.750%	2/1/30	5,000,000	5,476,250

Total Virginia				9,738,904

Washington - 0.6%
Port Longview, WA, Revenue, Refunding Bonds	6.250%	12/1/18	2,865,000	2,873,595	(a)
Port of Seattle, WA, Revenue	5.000%	6/1/40	20,000,000	19,938,800
Washington State Health Care Facilities Authority
Revenue:
Central Washington Health Services Association	7.000%	7/1/39	8,500,000	8,992,915
Multicare Health Systems, AGC	6.000%	8/15/39	2,500,000	2,645,475
Washington State Public Power Supply System,
Nuclear Project No. 1 Revenue, Refunding, FGIC,
TCRS	7.125%	7/1/16	250,000	317,602

Total Washington				34,768,387

West Virginia - 0.2%
Fairmont, WV, Water & Sewer Revenue, Refunding
Bonds, AMBAC	9.250%	11/1/11	215,000	231,746	(b)
West Virginia State Hospital Finance Authority
Revenue, United Hospital Center Inc., AGM	5.500%	6/1/33	5,000,000	5,087,250
West Virginia State Hospital Finance Authority, Hospital
Revenue:
United Health Systems	5.500%	6/1/34	4,030,000	4,014,203
United Health Systems	5.500%	6/1/39	4,000,000	3,943,360

Total West Virginia				13,276,559

Wisconsin - 1.6%
La Crosse, WI, Resource Recovery Revenue,
Refunding Bonds, Northern States Power Co.
Project	6.000%	11/1/21	3,275,000	3,635,021	(a)
Wisconsin Housing & EDA, Home Ownership
Revenue	5.625%	3/1/31	1,010,000	1,010,000	(a)
Wisconsin State General Revenue, Appropriation
Revenue	6.000%	5/1/36	52,500,000	57,194,025
Wisconsin State HEFA Revenue:
Agnesian Healthcare Inc.	6.000%	7/1/30	1,000,000	1,002,020	(c)
Aurora Health Care	6.400%	4/15/33	1,750,000	1,786,697
Aurora Health Care Inc.	5.500%	4/15/29	9,000,000	9,018,900

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wisconsin - continued
Aurora Health Care Inc.	5.625%	4/15/39	$7,800,000	$7,807,878
Children’s Hospital	5.375%	8/15/37	2,800,000	2,872,296
Essentia Health, AGM	5.125%	2/15/30	6,475,000	6,270,778
Kenosha Hospital & Medical Center Project	5.700%	5/15/20	965,000	966,004
Medical College of Wisconsin Inc. Project, NATL	5.400%	12/1/16	1,000,000	1,003,010
Prohealth Care Inc. Obligation Group	6.625%	2/15/39	3,500,000	3,747,170

Total Wisconsin				96,313,799

Wyoming - 0.8%
Campbell County, WY, Solid Waste Facilities
Revenue, Basin Electric Power Cooperative	5.750%	7/15/39	11,000,000	11,681,890
Sweetwater County, WY, PCR, Idaho Power Co.
Project	5.250%	7/15/26	8,000,000	8,418,400
Wyoming CDA, Housing Revenue	5.500%	12/1/33	12,420,000	12,906,367
Wyoming CDA, Housing Revenue	5.625%	12/1/38	14,000,000	14,382,900
Wyoming Municipal Power Agency, Power Supply	5.000%	1/1/42	1,000,000	948,660

Total Wyoming				48,338,217

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $5,634,323,473)				5,792,862,195

SHORT-TERM INVESTMENTS - 1.5%
Florida - 0.1%
Jacksonville, FL, Economic Development
Commission Hospital Revenue, Shands
Jacksonville Medical Center Inc., LOC-Wells Fargo
Bank N.A.	0.280%	2/1/29	3,400,000	3,400,000	(j)(k)
Pinellas County, FL, Health Facilities Authority
Revenue, Hospital Facilities, Bayfront Hospital,
LOC-SunTrust Bank	0.670%	7/1/36	200,000	200,000	(j)(k)
UCF Health Facilities Corp., FL, Capital
Improvement Revenue, UCF Health Sciences
Campus, LOC-Fifth Third Bank	0.750%	7/1/37	4,100,000	4,100,000	(j)(k)

Total Florida				7,700,000

Illinois - 0.0%
Illinois Finance Authority Revenue, Educational
Facility de Salle Project, LOC-Fifth Third Bank	0.750%	6/1/37	1,500,000	1,500,000	(j)(k)

Maryland - 0.1%
Maryland State Health & Higher EFA Revenue,
John Hopkins University Stone Ridge School of the
Sacred Heart, LOC-SunTrust Bank	1.000%	7/1/35	2,800,000	2,800,000	(j)(k)

Massachusetts - 0.0%
Massachusetts State DFA Revenue, College of the
Holy Cross, LOC-Bank of America N.A.	0.280%	9/1/37	35,000	35,000	(e)(j)(k)

Missouri - 0.1%
Missouri State HEFA, Parkside Meadows Inc.
Project, LOC-Fifth Third Bank	0.750%	11/1/27	7,944,200	7,944,200	(j)(k)

New Jersey - 0.1%
Delaware River Port Authority of Pennsylvania &
New Jersey Revenue, LOC-TD Banknorth N.A.	0.250%	1/1/26	4,085,000	4,085,000	(j)(k)

Ohio - 0.0%
Ohio State Higher Educational Facility Revenue,
Pooled Financing Program, LOC-Fifth Third Bank	1.000%	11/1/28	275,000	275,000	(j)(k)

Puerto Rico - 0.9%
Commonwealth of Puerto Rico, GO:
Public Improvement, AGM, LOC-Wells Fargo
Bank N.A.	0.220%	7/1/32	5,705,000	5,705,000	(j)(k)
Public Improvement, AGM, SPA-Dexia Credit
Local	0.300%	7/1/21	24,900,000	24,900,000	(j)(k)
Public Improvements, AGM, SPA-Dexia Bank	0.300%	7/1/24	5,700,000	5,700,000	(j)(k)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Puerto Rico - continued
Public Improvements, AGM, SPA-Dexia Credit Local	0.300%	7/1/18	$5,200,000	$5,200,000	(j)(k)
Commonwealth of Puerto Rico, GO, Public
Improvement, AGM, SPA-Dexia Credit Local	0.300%	7/1/21	12,400,000	12,400,000	(j)(k)

Total Puerto Rico				53,905,000

Tennessee - 0.2%
Knox County, TN, Health, Educational & Housing
Facilities Board Hospital Revenue, Covenant
Health, AGC, SPA-SunTrust Bank	0.580%	1/1/46	10,000,000	10,000,000	(j)(k)

TOTAL SHORT-TERM INVESTMENTS (Cost - $88,244,200)				88,244,200

TOTAL INVESTMENTS - 100.1% (Cost - $5,722,567,673#)				5,881,106,395
Liabilities in Excess of Other Assets - (0.1)%				(4,640,878)

TOTAL NET ASSETS - 100.0%				$5,876,465,517

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	Security is purchased on a when-issued basis.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(f)	The coupon payment on these securities is currently in default as of November 30, 2010.

(g)	Maturity date shown represents the mandatory tender date.

(h)	Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2010.

(i)	Illiquid security.

(j)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(k)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governments
ACA	— American Capital Assurance - Insured Bonds
AGC	— Assured Guaranty Corporation - Insured Bonds
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
BHAC	— Berkshire Hathaway Assurance Corporation - Insured Bonds
CDA	— Communities Development Authority
CMI	— California Mortgage Insurance Program - Insured Bonds
COP	— Certificates of Participation
CTFS	— Certificates
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
IFA	— Industrial Finance Agency
ISD	— Independent School District
LIQ	— Liquidity Facility
LOC	— Letter of Credit

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2010

MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
MUD	— Municipal Utility District
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCR	— Pollution Control Revenue
PFA	— Public Facilities Authority
PFC	— Public Facilities Corporation
PSFG	— Permanent School Fund Guaranty
Q-SBLF	— Qualified School Board Loan Fund
Radian	— Radian Asset Assurance - Insured Bonds
RDA	— Redevelopment Agency
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TCRS	— Transferable Custodial Receipts
TFA	— Transitional Finance Authority
VHA	— Veterans Health Administration

Summary of Investments by Sector†

Transportation	20.2%
Health care	19.4
Industrial revenue	14.5
Special tax obligation	10.8
Power	8.4
Education	7.3
Housing	4.7
Leasing	4.0
Water & sewer	3.8
Pre-refunded/escrowed to maturity	2.6
Other	1.4
Local general obligation	0.7
Solid waste/resource recovery	0.6
State general obligation	0.1
Short-term investments	1.5

100.0%

†	As a percentage of total investments. Please note that Fund holdings are as of November 30, 2010 and are subject to change.

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2010

Ratings Table*

S&P/Moody’s/Fitch**
AAA/Aaa	4.9%
AA/Aa	36.5
A	46.1
BBB/Baa	7.1
BB/Ba	0.5
B/B	0.2
CCC/Caa	0.1
A-1/VMIG1	1.5
NR	3.1

100.0%

*	As a percentage of total investments.
**	The ratings shown are based on each portfolio security’s rating as determined by S&P, Moody’s or Fitch, each a Nationally Recognized Statistical Ratings Organization (“NRSRO”). These ratings are the opinions of the NRSROs and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from an NRSRO.

See pages 25 through 27 for definitions of ratings.

See Notes to Schedule of Investments.

Bond ratings

The definitions of the applicable rating symbols are set forth below:

Long-term security ratings (unaudited)

Standard & Poor’s Ratings Service (“Standard & Poor’s”) Long-term Issue Credit Ratings — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA — An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A — An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB — An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB — An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B — An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC — An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC — An obligation rated “CC” is currently highly vulnerable to nonpayment.

C — The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D — An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments of on obligation are jeopardized.

Moody’s Investors Service (“Moody’s”) Long-term Obligation Ratings — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.

Aa — Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

A — Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.

Baa — Obligations rated “Baa” are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba — Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.

B — Obligations rated “B” are considered speculative and are subject to high credit risk.

Long-term security ratings (unaudited) (continued)

Caa — Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.

Ca — Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery for principal and interest.

C — Obligations rated “C” are the lowest rated class and are typically in default, with little prospect of recovery for principal and interest.

Fitch Ratings Service (“Fitch”) Structured, Project & Public Finance Obligations — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Obligations rated “AAA” by Fitch denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA — Obligations rated “AA” denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A — Obligations rated “A” denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB — Obligations rated “BBB” indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB — Obligations rated “BB” indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B — Obligations rated “B” indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC — Default is a real possibility.

CC — Default of some kind appears probable.

C — Default is imminent or inevitable, or the issuer is in standstill.

NR — indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-term security ratings (unaudited)

Standard & Poor’s Municipal Short-Term Notes Ratings

SP-1 — A short-term obligation rated “SP-1” is rated in the highest category by Standard & Poor’s. Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 — A short-term obligation rated “SP-2” is a Standard & Poor’s rating indicating satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 — A short-term obligation rated “SP-3” is a Standard & Poor’s rating indicating speculative capacity to pay principal and interest.

Standard & Poor’s Short-Term Issues Credit Ratings

A-1 — A short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

Short-term security ratings (unaudited) (cont’d)

A-2 — A short-term obligation rated “A-2” by Standard & Poor’s is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 — A short-term obligation rated “A-3” by Standard & Poor’s exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B — A short-term obligation rated “B” by Standard & Poor’s is regarded as having significant speculative characteristics. Ratings of “B-1”, “B-2” and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

Moody’s Variable Rate Demand Obligations (VRDO) Ratings

VMIG 1 — Moody’s highest rating for issues having a variable rate demand feature — VRDO. This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 2 — This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 3 — This designation denotes acceptable credit quality. Adequate protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

Moody’s Short-Term Municipal Obligations Ratings

MIG 1 — Moody’s highest rating for short-term municipal obligations. This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 — This designation denotes strong credit quality. Margins of protection are ample, although not as large as the preceding group.

MIG 3 — This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG — This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Moody’s Short-Term Obligations Ratings

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating. Have a superior ability to repay short-term debt obligations.

P-2 — Have a strong ability to repay short-term debt obligations.

P-3 — Have an acceptable ability to repay short-term debt obligations.

NP — Issuers do not fall within any of the Prime rating categories.

Fitch’s Short-Term Issuer or Obligations Ratings

F1 — Fitch’s highest rating indicating the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2 — Fitch rating indicating good intrinsic capacity for timely payment of financial commitments.

F3 — Fitch rating indicating intrinsic capacity for timely payment of financial commitments is adequate.

NR — Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Western Asset Managed Municipals Fund (the “Fund”) is a separate diversified investment series of the Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When prices are not readily available, or are determined not to reflect fair value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$5,792,862,195	—	$5,792,862,195

Short-term investments†	—	88,244,200	—	88,244,200

Total investments	—	$5,881,106,395	—	$5,881,106,395

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of interest rates. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent

Notes to Schedule of Investments (unaudited) (continued)

payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Securities traded on a when-issued basis. The Fund may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At November 30, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$216,712,530
Gross unrealized depreciation	(58,173,808)

Net unrealized appreciation	$158,538,722

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

At November 30, 2010, the Fund did not have any derivative instruments outstanding.

During the period ended November 30, 2010, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to sell)	$949,314,761

The Fund’s contracts with derivative counterparties contain several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and/or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	January 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	January 24, 2011

By:	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	January 24, 2011